CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Allowance for Doubtful Accounts Receivable	$ 20,891	$ 12,041
Investment in direct financing and sales-type leases, provision for doubtful debts	389	296
Short-term Debt	160,737	102,458
Long-term Debt	1,436	0
Accounts Payable	10,130	16,392
Accounts Payable, Related Parties	57,586	2,228
Other Payables and Accrued Liabilities	17,146	15,049
Due to Affiliate	38,143	65,595
Customer Deposits	1,680	1,956
Taxes Payable	3,599	2,551
Deferred Tax Liabilities	0	4,717
Long term payables	9,857	0
Preferred Stock, Par Value (in dollars per share)	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized (in shares)	1,000,000	1,000,000
Preferred Stock, Shares Issued (in shares)	0	0
Common Stock, Par Value (in dollars per share)	$ 0.001	$ 0.001
Common Stock, Shares Authorized (in shares)	100,000,000	100,000,000
Common Stock, Shares, Issued (in shares)	23,545,939	23,538,919
Common Stock, Shares, Outstanding (in shares)	23,545,939	23,538,919
Variable Interest Entity
Short-term Debt	124,654	75,412
Long-term Debt	0	0
Accounts Payable	93	68
Accounts Payable, Related Parties	44,044	706
Other Payables and Accrued Liabilities	10,323	4,857
Due to Affiliate	12,745	86
Customer Deposits	319	161
Taxes Payable	2,761	1,931
Deferred Tax Liabilities	0	0
Long term payables	$ 8,955	$ 0